Employee Benefit Liabilities, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee Benefit Liabilities, Net (Details) [Line Items]
Expenses for defined benefit deposit	$ 873	$ 1,023	$ 1,299
Contributions amounts	11
Actuarial assumption of discount rates [member] | Bottom of range [member]
Employee Benefit Liabilities, Net (Details) [Line Items]
Increase (decrease) in defined benefit obligation from a 1% increase in actuarial assumption	110
Actuarial assumption of discount rates [member] | Top of range [member]
Employee Benefit Liabilities, Net (Details) [Line Items]
Increase (decrease) in defined benefit obligation from a 1% decrease in actuarial assumption	165
Expected salary growth [Member] | Top of range [member]
Employee Benefit Liabilities, Net (Details) [Line Items]
Increase (decrease) in defined benefit obligation from a 1% increase in actuarial assumption	158
Increase (decrease) in defined benefit obligation from a 1% decrease in actuarial assumption	$ 105